Cover	Aug. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2025
Entity File Number	001-06089
Entity Registrant Name	H&R BLOCK, INC.
Entity Central Index Key	0000012659
Entity Tax Identification Number	44-0607856
Entity Incorporation, State or Country Code	MO
Entity Address, Address Line One	One H&R Block Way
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64105
City Area Code	816
Local Phone Number	854-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	HRB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false